UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mid-Cap Growth Portfolio
HIGHLIGHTS
The Mid-Cap Growth Portfolio advanced but underperformed the Russell Midcap Growth Index and its Lipper peer group index for the
12 months ended December 31, 2023.
On a relative basis, our sector allocations in information technology and health care hampered relative results, while stock selection in financials proved beneficial.
We remain judicious in deploying capital, with a focus on quality companies with durable growth prospects and prudent balance sheets.
While we don’t consider the market to be wildly overvalued, we do believe there are pockets of excess. It is our expectation that certain imbalances will correct themselves, positioning the portfolio for stronger relative performance on the other side of that recalibration.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Mid-Cap Growth Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Growth Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by
investing in mid-cap stocks with potential for above-average earnings growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Growth Portfolio returned 19.96% for the 12
months ended December 31, 2023. The fund underperformed
the Russell Midcap Growth Index, which returned 25.87%, and
the Lipper Variable Annuity Underlying Mid-Cap Growth
Funds Average, which returned 21.64%. (Returns for the
Mid-Cap Growth Portfolio–II slightly varied due to its
different fee structure. Past performance cannot guarantee
future results. )
What factors influenced the fund’s performance?
The fund posted strong returns on an absolute basis but trailed the benchmark in a year that was largely unconducive to our
growth at a reasonable price approach. A late-year beta rally, exacerbated by a dovish turn by the Federal Reserve, created pockets of froth reminiscent of 2021, in our view. We were not surprised to lag in a period when risk discipline and valuation awareness were deemphasized. In addition to monetary policy, which has been the dominant market theme for some time,
2023 was also shaped by emerging secular trends in
technology and health care–namely artificial intelligence (AI)
and glucagon-like peptide 1. Limited exposure to those
tailwinds relative to the Russell Midcap Growth Index weighed on performance. Conversely, stock selection in financials,
notably within the capital markets and insurance industries
that we prefer, added value.
An underweight allocation to information technology,
particularly within the software industry, detracted most from relative results. Stock selection also had a negative effect. A decline in orders early in the year largely due to an inventory correction in its wireless business resulted in a sell-off of shares of Keysight Technologies, the largest global manufacturer of test and measurement solutions. A disappointing outlook
issued in August, attributed to factors including backlog
normalization and general macroeconomic weakness, sent
shares of the company lower. On an absolute basis, however,
the sector accounted for several top performers, including
CrowdStrike Holdings, a leader in the growing cybersecurity
market, and Marvell Technology, an AI beneficiary.
An overweight in health care and, to a lesser extent, stock
choices in the sector also weighed on relative performance.
Shares of biotechnology company Seagen spiked on the news
that it would be acquired by Pfizer, and our underweight
position proved detrimental. Shares of medical technology
company Hologic were pressured by the ongoing decline in
COVID-19 testing-related demand. We maintain a favorable
long-term view of the company, however. COVID-19 testing
has accelerated the placement of Hologic’s diagnostic testing machines in many medical facilities, enabling the processing of the company’s other diagnostic offerings as well. Additionally, we believe that the market is overlooking the strength of
Hologic’s core women’s health business, which we expect to
remain a meaningful driver of future growth.
On the positive side, stock selection in financials contributed the most to relative results. KKR, a leading diversified global investment firm, is a beneficiary of lower interest rates, and shares rallied in the wake of the Federal Reserve’s final policy meeting of the year, which set the stage for potentially more significant rate cuts in 2024 than previously expected. An
update from the firm toward period-end, announcing the
acquisition of the remaining stake in Global Atlantic as well as other strategic initiatives, was also well received by investors.
FleetCor Technologies operates multiple business lines
including fuel cards, corporate payments, tolls, lodging, and gift cards. Shares advanced through much of the year on solid results driven by strong execution despite challenging
conditions, including secular pressure on its core business. The company implemented strategic efforts to optimize its
portfolio, including the sale of its Russian assets. Specialty insurance provider Assurant and electronic trading platform
Tradeweb Markets also delivered strong returns.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Mid-Cap Growth Portfolio 6.31% 19.96%
Mid-Cap Growth Portfolio–II 6.17 19.63
Russell Midcap Growth Index 8.56 25.87
Lipper Variable Annuity
Underlying Mid-Cap Growth
Funds Average 5.72 21.64

T. ROWE PRICE Mid-Cap Growth Portfolio

How is the fund positioned?
While there were no large thematic shifts in the portfolio, we were net sellers in a year of strong gains, with the market
looking a little full, in our view. Top sales were largely
motivated by valuation, market capitalization, and position
size considerations. That said, we found attractive
opportunities in energy, where we moved overweight relative
to the benchmark, and we remain overweight the health care
sector. We are underweight consumer discretionary, but the
sector accounted for several top purchases this year. As always, we maintain a long-term view and a focus on quality
companies with durable growth prospects and prudent balance
sheets.
Energy remains a smaller sector allocation within the
portfolio, but it has become more relevant in recent years. A pullback in the sector, as gas and oil prices declined, created compelling entry points in names including EQT and
TechnipFMC. EQT is the largest producer of natural gas in the
U.S., and we believe it will benefit over the long term from secular natural gas tailwinds. Global oil field service and
equipment company TechnipFMC is the clear market leader in
the subsea segment. We believe increased offshore spending
will lead to accelerating cash flows and significant margin
improvement for the company. On the sell side, we reduced
our stake in Pioneer Natural Resources following the
announcement that the company would be acquired by
ExxonMobil.
Our approach toward consumer discretionary is selective given the persistent headwinds of recent years. We focus on
companies with strong brands and innovative management
teams that we believe are capable of navigating an uneven
recovery and taking share from competitors. Our holdings in
hotels, restaurants, and leisure names like Hilton Worldwide
Holdings, Yum! Brands, Ulta Beauty, and Caesar’s
Entertainment reflect those attributes. Strength in travel lifted shares of Hilton Worldwide Holdings, the second largest global hotel brand, and we took profits during the year, but the
company remains a core holding. We favor Hilton for its low
capital costs and significant exposure to the growing business and group travel segments. We increased Yum! Brands, the
parent company of Taco Bell, KFC, and Pizza Hut. We like the company’s management team, its franchise mix, and its brand
and geographical diversification. We initiated a position in leading U.S. beauty retailer Ulta Beauty. In our view, shares were attractively valued, and we believe the company is well positioned to continue taking share in a growing but
fragmented industry. We sold shares of MGM, a company
whose recent capital allocation decisions have given us pause, to fund a new position in Caesar’s. We like Caesar’s disciplined management team and believe the company will benefit from a
favorable Las Vegas backdrop and its industry-leading
database of players, a growing mobile business, and brick-and-
mortar locations.
Top sales included a handful of information technology names.
We exited Synopsys, a leading electronic design automation
company, and reduced Fortinet, a major global network
security provider, following solid share price appreciation and market capitalization considerations. We trimmed
semiconductor holding KLA, a strong performer and frequent
contributor to the fund since its addition in 2020, which had moved out of our market capitalization range. The
eliminations of software company Black Knight and National
Instruments, an electronic equipment, instruments, and
components company, were driven by acquisitions.
What is portfolio management’s outlook?
The favorable end to 2023 for equities suggests that the highly sought-after soft landing has been achieved. Despite a
consensus view that we will skirt a recession while the market continues to climb, this is not a certainty. Indeed, we are seeing cracks in high-end consumer spending as well as some
weakness in the industrial economy. While we do not consider the market to be wildly overvalued, we do believe there are
pockets of excess. It is our expectation that certain imbalances will correct themselves, positioning the portfolio for stronger relative performance on the other side of that recalibration.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Health Care 24.3% 24.2%
Information Technology 18.7  18.1
Industrials and Business Services 17.0  16.4
Consumer Discretionary 11.2  12.1
Financials 7.6  7.6
Materials 5.5  5.5
Communication Services 3.8  4.5
Energy 3.1  4.2
Consumer Staples 4.1  3.7
Real Estate 1.1  0.9
Utilities 0.0  0.0
Other and Reserves 3.6  2.8
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Mid-Cap Growth Portfolio

Accordingly, we remain judicious in deploying capital. Our
focus remains on owning quality companies with durable
growth prospects and prudent balance sheets. We pay careful
attention to risk and valuation relative to growth prospects and believe that this disciplined approach will continue to serve clients well over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Growth Portfolio

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will
achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The
principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Market conditions. The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause
instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may
affect certain geographic regions, countries, sectors, and
industries more significantly than others. These adverse
developments may cause broad declines in market value due to short-term market movements or for significantly longer
periods during more prolonged market downturns.
Mid-cap stocks. Investments in securities issued by mid-cap
companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized
companies may have less experienced management, narrower
product lines, and less capital reserves and liquidity than larger companies. They are, therefore, more sensitive to economic,
market, and industry changes.
Growth investing. The fund’s growth approach to investing
could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more
volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2024. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microchip Technology 3.0%
Marvell Technology 2.6
Hologic 2.5
Agilent Technologies 2.3
Teleflex 2.1
Hilton Worldwide Holdings 1.9
Crowdstrike Holdings 1.8
Textron 1.8
Ingersoll Rand 1.7
Trade Desk 1.7
JB Hunt Transport Services 1.7
Ball 1.7
Domino's Pizza 1.6
Avantor 1.5
Equifax 1.5
PTC 1.5
KKR 1.5
Spotify Technology 1.4
Veeva Systems 1.4
Keysight Technologies 1.4
Bruker 1.3
Cheniere Energy 1.3
Avery Dennison 1.3
Martin Marietta Materials 1.3
Burlington Stores 1.2
Total 43.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Growth Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
MID-CAP GROWTH PORTFOLIO
Note: Performance for the II Class shares will vary due to their differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Mid-Cap Growth Portfolio 19.96% 11.63% 10.50%
Mid-Cap Growth Portfolio–II 19.63 11.36 10.22
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Total returns do not include charges imposed by your insurance company's separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Mid-Cap Growth Portfolio

MID-CAP GROWTH PORTFOLIO
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Mid-Cap Growth Portfolio
Actual $1,000.00 $1,063.10 $4.37
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.97   4.28
Mid-Cap Growth Portfolio – II
Actual   1,000.00   1,061.70   5.66
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.71   5.55
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Mid-Cap Growth Portfolio was
0.84%, and the
2
Mid-Cap Growth Portfolio – II was 1.09%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 25 .85 $ 34 .47 $ 33 .47 $ 28 .88 $ 23 .70
Investment activities
Net investment income (loss)
(1)(2)
–
(3)
( 0 .05 ) ( 0 .14 ) ( 0 .05 ) 0 .03
Net realized and unrealized gain/loss 5 .12 ( 7 .74 ) 4 .98 6 .92 7 .36
Total from investment activities 5 .12 ( 7 .79 ) 4 .84 6 .87 7 .39
Distributions
Net investment income – – – – ( 0 .04 )
Net realized gain ( 1 .86 ) ( 0 .83 ) ( 3 .84 ) ( 2 .28 ) ( 2 .17 )
Total distributions ( 1 .86 ) ( 0 .83 ) ( 3 .84 ) ( 2 .28 ) ( 2 .21 )
NET ASSET VALUE
End of period $ 29 .11 $ 25 .85 $ 34 .47 $ 33 .47 $ 28 .88
Ratios/Supplemental Data
Total return
(2)(4)
19 .96% ( 22 .58 ) % 14 .85% 23 .80% 31 .29%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .85% 0 .85% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/payments by Price
Associates 0 .84% 0 .84% 0 .84% 0 .84% 0 .84%
Net investment income (loss) ( 0 .00 ) % ( 0 .18 ) % ( 0 .39 ) % ( 0 .18 ) % 0 .12%
Portfolio turnover rate 28 .2% 22 .3% 18 .8% 26 .1% 22 .1%
Net assets, end of period (in thousands) $ 480,140 $ 422,825 $ 576,739 $ 536,629 $ 474,038
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 24 .13 $ 32 .32 $ 31 .63 $ 27 .41 $ 22 .58
Investment activities
Net investment loss
(1)(2)
( 0 .07 ) ( 0 .11 ) ( 0 .22 ) ( 0 .12 ) ( 0 .03 )
Net realized and unrealized gain/loss 4 .76 ( 7 .25 ) 4 .70 6 .55 7 .00
Total from investment activities 4 .69 ( 7 .36 ) 4 .48 6 .43 6 .97
Distributions
Net realized gain ( 1 .80 ) ( 0 .83 ) ( 3 .79 ) ( 2 .21 ) ( 2 .14 )
NET ASSET VALUE
End of period $ 27 .02 $ 24 .13 $ 32 .32 $ 31 .63 $ 27 .41
Ratios/Supplemental Data
Total return
(2)(3)
19 .63% ( 22 .75 ) % 14 .57% 23 .47% 30 .98%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/payments by Price
Associates 1 .09% 1 .09% 1 .09% 1 .09% 1 .09%
Net investment loss ( 0 .26 ) % ( 0 .44 ) % ( 0 .64 ) % ( 0 .43 ) % ( 0 .13 ) %
Portfolio turnover rate 28 .2% 22 .3% 18 .8% 26 .1% 22 .1%
Net assets, end of period (in thousands) $ 67,576 $ 50,985 $ 71,773 $ 61,897 $ 56,450
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 4.5%
Entertainment 2.0%
Liberty Media Corp-Liberty Formula
One, Class C  (1) 56,680 3,578
Spotify Technology  (1) 39,800 7,479
11,057
Interactive Media & Services 0.3%
Match Group  (1) 50,816 1,855
1,855
Media 2.2%
New York Times, Class A  52,000 2,547
Trade Desk, Class A  (1) 130,900 9,420
11,967
Total Communication Services 24,879
CONSUMER
DISCRETIONARY 12.1%
Automobile Components 0.1%
Mobileye Global, Class A  (1) 15,774 683
683
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions  (1) 18,200 1,715
Clear Secure, Class A  28,903 597
2,312
Hotels, Restaurants & Leisure 5.9%
Caesars Entertainment  (1) 56,822 2,664
Chipotle Mexican Grill  (1) 920 2,104
Domino's Pizza  21,004 8,659
Hilton Worldwide Holdings  55,700 10,142
MGM Resorts International  62,017 2,771
Yum! Brands  46,427 6,066
32,406
Specialty Retail 5.0%
Bath & Body Works  103,100 4,450
Burlington Stores  (1) 33,500 6,515
Five Below  (1) 22,700 4,839
O'Reilly Automotive  (1) 800 760
Ross Stores  45,000 6,227
Tractor Supply  5,892 1,267
Ulta Beauty  (1) 6,500 3,185
27,243
Textiles, Apparel & Luxury
Goods 0.7%
Birkenstock Holding  (1) 24,892 1,213
Lululemon Athletica  (1) 5,300 2,710
3,923
Total Consumer Discretionary 66,567
CONSUMER STAPLES 3.7%
Beverages 0.3%
Boston Beer, Class A  (1) 4,635 1,602
1,602
Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution &
Retail 2.3%
Casey's General Stores  16,300 4,478
Dollar General  10,723 1,458
Dollar Tree  (1) 43,449 6,172
Maplebear, Acquisition Date: 2/26/21 -
11/19/21, Cost $1,121  (1)(2) 9,276 218
12,326
Food Products 0.4%
TreeHouse Foods  (1) 49,862 2,067
2,067
Household Products 0.4%
Reynolds Consumer Products  71,500 1,919
1,919
Personal Care Products 0.3%
Kenvue  79,308 1,708
1,708
Total Consumer Staples 19,622
ENERGY 4.2%
Energy Equipment & Services 0.8%
TechnipFMC  195,417 3,936
Weatherford International  (1) 6,200 606
4,542
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy  42,700 7,289
Chesapeake Energy  17,900 1,377
Coterra Energy  104,200 2,659
EQT  119,000 4,601
Pioneer Natural Resources  3,622 815
Range Resources  67,000 2,039
18,780
Total Energy 23,322
FINANCIALS 7.6%
Capital Markets 5.1%
Cboe Global Markets  5,400 964
Intercontinental Exchange  48,200 6,190
KKR  96,900 8,028
MarketAxess Holdings  10,900 3,192
Raymond James Financial  31,600 3,524
Tradeweb Markets, Class A  63,700 5,789
27,687
Financial Services 0.8%
FleetCor Technologies  (1) 16,100 4,550
4,550
Insurance 1.7%
Assurant  35,900 6,049
Axis Capital Holdings  26,200 1,450
Markel Group  (1) 1,350 1,917
9,416
Total Financials 41,653

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 24.2%
Biotechnology 5.5%
Alnylam Pharmaceuticals  (1) 30,100 5,761
Apellis Pharmaceuticals  (1) 24,564 1,470
Argenx, ADR  (1) 7,819 2,975
Ascendis Pharma, ADR  (1) 21,100 2,658
Biogen  (1) 16,400 4,244
CRISPR Therapeutics  (1) 20,857 1,306
Exact Sciences  (1) 26,200 1,938
Ionis Pharmaceuticals  (1) 85,500 4,325
Karuna Therapeutics  (1) 11,746 3,718
Sarepta Therapeutics  (1) 16,254 1,567
29,962
Health Care Equipment &
Supplies 8.2%
Alcon  56,700 4,429
Cooper  15,500 5,866
DENTSPLY SIRONA  65,936 2,347
Enovis  (1) 58,524 3,279
Hologic  (1) 192,800 13,776
QuidelOrtho  (1) 50,833 3,746
Teleflex  46,372 11,562
45,005
Health Care Providers &
Services 2.2%
Acadia Healthcare  (1) 76,600 5,957
agilon health  (1) 82,722 1,038
Molina Healthcare  (1) 13,200 4,769
11,764
Health Care Technology 1.4%
Veeva Systems, Class A  (1) 38,744 7,459
7,459
Life Sciences Tools & Services 6.2%
Agilent Technologies  89,800 12,485
Avantor  (1) 360,300 8,225
Bruker  99,602 7,319
Mettler-Toledo International  (1) 1,700 2,062
West Pharmaceutical Services  10,545 3,713
33,804
Pharmaceuticals 0.7%
Catalent (1) 86,417 3,883
3,883
Total Health Care 131,877
INDUSTRIALS & BUSINESS
SERVICES 16.4%
Aerospace & Defense 2.3%
BWX Technologies  30,900 2,371
Howmet Aerospace  10,500 568
Textron  119,786 9,633
12,572
Commercial Services &
Supplies 0.9%
Veralto  36,400 2,994
Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  12,200 1,821
4,815
Construction & Engineering 0.3%
Quanta Services  7,000 1,511
1,511
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A  (1) 42,900 667
667
Ground Transportation 1.7%
JB Hunt Transport Services  46,900 9,368
9,368
Industrial Conglomerates 0.8%
Roper Technologies  7,800 4,252
4,252
Machinery 4.3%
Esab  56,552 4,898
Fortive  81,700 6,016
IDEX  14,800 3,213
Ingersoll Rand  123,300 9,536
23,663
Passenger Airlines 0.5%
Southwest Airlines  88,700 2,562
2,562
Professional Services 4.5%
Broadridge Financial Solutions  23,600 4,856
Equifax  33,200 8,210
Paylocity Holding  (1) 27,300 4,501
TransUnion  56,300 3,868
Verisk Analytics  13,100 3,129
24,564
Trading Companies &
Distributors 1.0%
United Rentals  9,500 5,447
5,447
Total Industrials & Business Services 89,421
INFORMATION
TECHNOLOGY 18.0%
Electronic Equipment, Instruments
& Components 2.8%
Amphenol, Class A  49,200 4,877
Cognex  44,800 1,870
Keysight Technologies  (1) 46,600 7,414
Littelfuse  3,600 963
15,124
IT Services 0.3%
MongoDB (1) 4,300 1,758
1,758
Semiconductors & Semiconductor
Equipment 7.8%
KLA  6,534 3,798
Lattice Semiconductor  (1) 81,000 5,588
Marvell Technology  232,771 14,039

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Microchip Technology  184,900 16,674
NXP Semiconductors  12,200 2,802
42,901
Software 7.0%
Atlassian, Class A  (1) 11,700 2,783
BILL Holdings  (1) 8,862 723
CCC Intelligent Solutions Holdings  (1) 310,049 3,531
Crowdstrike Holdings, Class A  (1) 39,312 10,037
Fair Isaac  (1) 5,400 6,286
Fortinet  (1) 49,300 2,886
PTC  (1) 46,757 8,181
Tyler Technologies  (1) 9,900 4,139
38,566
Technology Hardware, Storage &
Peripherals 0.1%
Pure Storage, Class A  (1) 17,700 631
631
Total Information Technology 98,980
MATERIALS 5.4%
Chemicals 0.5%
RPM International  25,400 2,835
2,835
Construction Materials 1.3%
Martin Marietta Materials  14,389 7,179
7,179
Containers & Packaging 3.6%
Avery Dennison  35,900 7,258
Ball  161,869 9,311
Sealed Air  91,000 3,323
19,892
Total Materials 29,906
REAL ESTATE 0.9%
Real Estate Management &
Development 0.9%
CoStar Group  (1) 56,734 4,958
Total Real Estate 4,958
Total Common Stocks (Cost
$330,280) 531,185
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426  (1)(2)(3) 52,622 192
Total Health Care 192
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302  (1)(2)(3) 4,103 302
Databricks, Series I, Acquisition Date:
9/14/23, Cost $123  (1)(2)(3) 1,670 123
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293  (1)(2)(3) 14,070 57
Total Information Technology 482
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316  (1)(2)(3) 6,674 319
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595  (1)(2)(3) 14,417 292
Total Materials 611
Total Convertible Preferred Stocks
(Cost $2,055) 1,285
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Treasury Reserve Fund,
5.40%  (4)(5) 17,506,192 17,506
Total Short-Term Investments (Cost
$17,506) 17,506
Total Investments in Securities
100.4% of Net Assets
(Cost $349,841) $ 549,976
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,503 and represents 0.3% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 897
Totals $ —# $ — $ 897+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ —  ¤   ¤ $ —
T. Rowe Price Treasury Reserve
Fund, 5.40% 19,972   ¤   ¤ 17,506
Total $ 17,506^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+
Investment income comprised $897 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $17,506.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $349,841) $ 549,976
Receivable for shares sold 225
Dividends receivable 118
Receivable for investment securities sold 54
Other assets 102
Total assets 550,475
Liabilities
Payable for investment securities purchased 2,086
Investment management and administrative fees payable 409
Payable for shares redeemed 253
Other liabilities 11
Total liabilities 2,759
NET ASSETS $ 547,716
Net Assets Consist of:
Total distributable earnings (loss) $ 203,737
Paid-in capital applicable to 18,995,609 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 343,979
NET ASSETS $ 547,716
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
(Net assets: $480,140; Shares outstanding: 16,494,585) $ 29.11
Mid-Cap Growth Portfolio - II Class
(Net assets: $67,576; Shares outstanding: 2,501,024) $ 27.02

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $9) $ 4,177
Securities lending 19
Total income 4,196
Expenses
Investment management and administrative expense 4,261
Rule 12b-1 fees - Mid-Cap Growth Portfolio - II Class 134
Waived / paid by Price Associates (50)
Net expenses 4,345
Net investment loss (149)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 33,903
Change in net unrealized gain on securities 57,789
Net realized and unrealized gain / loss 91,692
INCREASE IN NET ASSETS FROM OPERATIONS
$ 91,543

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (149) $ (1,083)
Net realized gain 33,903 11,022
Change in net unrealized gain / loss 57,789 (155,119)
Increase (decrease) in net assets from operations 91,543 (145,180)
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class (28,771) (13,209)
Mid-Cap Growth Portfolio - II Class (3,738) (1,702)
Decrease in net assets from distributions (32,509) (14,911)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 19,293 19,382
Mid-Cap Growth Portfolio - II Class 35,013 10,507
Distributions reinvested
Mid-Cap Growth Portfolio Class 28,771 13,209
Mid-Cap Growth Portfolio - II Class 3,738 1,702
Shares redeemed
Mid-Cap Growth Portfolio Class (43,826) (44,176)
Mid-Cap Growth Portfolio - II Class (28,117) (15,235)
Increase (decrease) in net assets from capital share transactions 14,872 (14,611)
Net Assets
Increase (decrease) during period 73,906 (174,702)
Beginning of period 473,810 648,512
End of period $ 547,716 $ 473,810
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 687 687
Mid-Cap Growth Portfolio - II Class 1,331 392
Distributions reinvested
Mid-Cap Growth Portfolio Class 1,012 513
Mid-Cap Growth Portfolio - II Class 142 71
Shares redeemed
Mid-Cap Growth Portfolio Class (1,560) (1,577)
Mid-Cap Growth Portfolio - II Class (1,085) (571)
Increase (decrease) in shares outstanding 527 (485)

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-
Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth
Portfolio Class) and the Mid-Cap Growth Portfolio–II (Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $136,511,000 and $149,889,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 530,967 $ 218 $ — $ 531,185
Convertible Preferred Stocks — — 1,285 1,285
Short-Term Investments 17,506 — — 17,506
Total $ 548,473 $ 218 $ 1,285 $ 549,976

T. ROWE PRICE Mid-Cap Growth Portfolio

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 2,014 $ 106
Long-term capital gain 30,495 14,805
Total distributions $ 32,509 $ 14,911
($000s)
Cost of investments $ 350,804
Unrealized appreciation $ 212,064
Unrealized depreciation (12,892)
Net unrealized appreciation (depreciation) $ 199,172
($000s)
Undistributed long-term capital gain $ 5,029
Net unrealized appreciation (depreciation) 199,172
Loss carryforwards and deferrals (464)
Total distributable earnings (loss) $ 203,737

T. ROWE PRICE Mid-Cap Growth Portfolio

and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.84% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $50,000 and allocated ratably in the amounts of $45,000 and $5,000 for the Mid-Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively, for the year ended
December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2023, these reimbursements amounted to $18,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Mid-Cap Growth Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 8 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE Mid-Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap
Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mid-Cap Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,014,000 from short-term capital gains
$30,495,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $3,288,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,164,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Mid-Cap Growth Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Mid-Cap Growth Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Mid-Cap Growth Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Mid-Cap Growth Portfolio

Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282361 E305-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024